Note 7 - Accounting Policies and New Standards Adopted - Standards and Interpretations That Are Issued (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs	$ 75,707		$ 31,852
Customer acquisition costs	46,416		17,101
IAS 18 [member]
Statement Line Items [Line Items]
Customer acquisition costs	31,865		31,852
Customer acquisition costs	17,830		17,101
IFRS15 adoption [member]
Statement Line Items [Line Items]
Customer acquisition costs	75,707	$ 43,152	41,704
Customer acquisition costs	$ 46,416	$ 34,162	$ 34,106